COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities at March 31, 2023:	Amount
2023	$18,883
2024	28,892
2025	29,758
2026	30,651
2027	10,317
Total lease payments	118,501
Less: Imputed interest	(13,612)
Present value of lease liabilities	$104,889